CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues (including RMB1,778,640, RMB2,816,995 and RMB 4,281,005 with related parties for the years ended December 31, 2017, 2018 and 2019, respectively)	$ 834,878	¥ 5,812,255	¥ 3,645,335	¥ 2,048,896
Cost of revenues (including RMB1,355,493, RMB2,141,123 and RMB3,342,084 with related parties for the years ended December 31, 2017, 2018 and 2019, respectively)	624,050	4,344,512	2,705,885	1,554,194
Gross profit	210,828	1,467,743	939,450	494,702
Operating expenses
Selling and marketing	26,139	181,975	96,538	44,026
General and administrative	35,689	248,462	213,973	114,880
Research and development	61,884	430,822	263,220	153,827
Total operating expenses	123,712	861,259	573,731	312,733
Operating income	87,116	606,484	365,719	181,969
Other income and expenses
Interest income	4,809	33,478	11,595	3,003
Realized gain from investments	262	1,822	261	2,373
Gain from fair value change of long-term investments			7,860
Impairment loss from long-term investments	(373)	(2,600)	(7,590)
Other income, net	1,894	13,186	8,768	4,555
Income before income tax and income/(loss) from equity method investments	93,708	652,370	386,613	191,900
Provision for income taxes	(11,188)	(77,887)	(52,036)	(27,611)
Income before income/(loss) from equity method investments	82,520	574,483	334,577	164,289
Income/(loss) from equity method investments	(160)	(1,112)	1,743	2,806
Net income	82,360	573,371	336,320	167,095
Less: Net loss attributable to noncontrolling interest	(262)	(1,825)	(3,726)	(587)
Net income attributable to Huami Corporation	82,622	575,196	340,046	167,682
Less: Deemed dividend to preferred shareholders			209,752
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	352	2,450	12,210	80,291
Net income attributable to ordinary shareholders of Huami Corporation	$ 82,270	¥ 572,746	¥ 113,490	¥ 46,120
Net income per share attributable to ordinary shareholders of Huami Corporation
Basic income per ordinary share | (per share)	$ 0.34	¥ 2.35	¥ 0.54	¥ 0.68
Diluted income per ordinary share | (per share)	$ 0.32	¥ 2.24	¥ 0.51	¥ 0.65
Weighted average number of shares used in computing net (loss)/income per share
Ordinary share - basic | shares	243,648,186	243,648,186	211,873,704	67,777,592
Ordinary share - diluted | shares	255,959,172	255,959,172	225,034,650	76,291,901
Series A Preferred Shares
Other income and expenses
Less: Accretion of Preferred Shares			¥ 177	¥ 3,762
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			4,521	48,753
Series B-1 Preferred Shares
Other income and expenses
Less: Accretion of Preferred Shares			368	3,127
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			126	1,361
Series B-2 Preferred Shares
Other income and expenses
Less: Accretion of Preferred Shares			4,049	34,382
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			¥ 1,319	¥ 14,220